SCHEDULE OF MATURITY ANALYSIS (Details) - Dec. 31, 2025	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
Long-Term Debt, Maturity, Year One	$ 151,429	¥ 1,058,956
Long-Term Debt, Maturity, Year Two	95,441	667,426
Long-Term Debt, Maturity, Year Two and Three	$ 246,870	¥ 1,726,382